Directors' and key management remuneration	12 Months Ended
Dec. 31, 2021
Directors' and key management remuneration
Directors' and key management remuneration

31 Directors' and key management remuneration

Directors and key management are remunerated for services rendered in the period. The executive directors may participate in the company's long-term incentive plans, executive share option and sharesave schemes and details of their interests in the company's shares arising from their participation are given in the directors' remuneration report. Details of the remuneration received by each director are also given in the directors' remuneration report.

Key management comprises members of the NatWest Group plc and NWH Ltd Boards, members of the NatWest Group plc and NWH Ltd Executive Committees, and the Chief Executives of NatWest Markets Plc and RBS International (Holdings) Limited. This is on the basis that these individuals have been identified as Persons Discharging Managerial Responsibilities of NatWest Group plc under the new governance structure.

	2021	2020
Directors' remuneration	£000	£000
Non-executive directors emoluments	1,641	1,708
Chairman and executive directors emoluments	4,688	4,349
	6,329	6,057
Amounts receivable under long-term incentive plans and share option plans	549	609
Total	6,878	6,666

No directors accrued benefits under defined benefit schemes or defined contribution schemes during 2021 and 2020.

Compensation of key management

The aggregate remuneration of directors and other members of key management during the year was as follows:

	2021	2020
	£000	£000
Short-term benefits	18,124	18,718
Post-employment benefits	380	474
Share-based payments	2,491	3,249
	20,995	22,441